Matthews China Dividend FundMarch 31, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 94.1%
	Shares	Value
Consumer Discretionary: 27.0%
Broadline Retail: 11.8%
Alibaba Group Holding, Ltd.	544,500	$9,009,287
JD.com, Inc. Class A	101,900	2,096,240
		11,105,527
Hotels, Restaurants & Leisure: 6.0%
Yum China Holdings, Inc.	45,131	2,349,520
Meituan Class Bb,c,d	89,100	1,792,912
Trip.com Group, Ltd.	23,650	1,503,356
		5,645,788
Household Durables: 4.7%
Haier Smart Home Co., Ltd. D Shares	923,761	1,856,886
Oppein Home Group, Inc. A Shares	196,400	1,688,818
Beijing Roborock Technology Co., Ltd. A Shares	25,623	859,391
		4,405,095
Automobiles: 2.6%
BYD Co., Ltd. A Shares	47,300	2,453,711
Textiles, Apparel & Luxury Goods: 1.9%
Stella International Holdings, Ltd.	430,500	958,209
Bosideng International Holdings, Ltd.	1,600,000	820,958
		1,779,167
Total Consumer Discretionary		25,389,288

Financials: 14.4%
Banks: 6.8%
China Merchants Bank Co., Ltd. H Shares	559,500	3,317,252
China Construction Bank Corp. H Shares	3,456,000	3,062,584
		6,379,836
Insurance: 6.5%
Ping An Insurance Group Co. of China, Ltd. H Shares	713,500	4,258,848
AIA Group, Ltd.	247,400	1,872,787
		6,131,635
Capital Markets: 1.1%
GF Securities Co., Ltd. H Shares	766,000	1,036,678
Total Financials		13,548,149

Consumer Staples: 12.7%
Food Products: 4.9%
WH Group, Ltd.[b,d]	2,013,500	1,848,804
China Feihe, Ltd.[b,d]	2,337,000	1,763,409
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	246,000	950,817
		4,563,030
Beverages: 3.9%
Tsingtao Brewery Co., Ltd. H Shares	290,000	2,088,345
Wuliangye Yibin Co., Ltd. A Shares	88,200	1,595,767
		3,684,112
Personal Care Products: 3.9%
Giant Biogene Holding Co., Ltd.[b,d]	275,200	2,502,436

	Shares	Value
Mao Geping Cosmetics Co., Ltd.[c]	89,500	$1,149,468
		3,651,904
Total Consumer Staples		11,899,046

Communication Services: 12.3%
Interactive Media & Services: 12.3%
Tencent Holdings, Ltd.	160,500	10,255,301
Kanzhun, Ltd. ADR[c]	66,858	1,281,668
Total Communication Services		11,536,969

Industrials: 10.4%
Transportation Infrastructure: 3.1%
Anhui Expressway Co., Ltd. H Shares	2,050,000	2,882,111
Commercial Services & Supplies: 2.5%
China Everbright Environment Group, Ltd.	5,302,000	2,346,124
Trading Companies & Distributors: 2.1%
BOC Aviation, Ltd.[b,d]	250,500	1,957,050
Ground Transportation: 1.6%
Full Truck Alliance Co., Ltd. ADR	116,928	1,493,170
Machinery: 1.1%
Jiangsu Hengli Hydraulic Co., Ltd. A Shares	95,700	1,052,046
Total Industrials		9,730,501

Information Technology: 5.5%
Electronic Equipment, Instruments & Components: 2.8%
E Ink Holdings, Inc.	164,000	1,335,092
Wasion Holdings, Ltd.	1,192,000	1,259,406
		2,594,498
Software: 1.9%
Shanghai Baosight Software Co., Ltd. B Shares	1,023,529	1,820,089
IT Services: 0.8%
SUNeVision Holdings, Ltd.	884,000	786,182
Total Information Technology		5,200,769

Energy: 5.0%
Oil, Gas & Consumable Fuels: 5.0%
China Suntien Green Energy Corp., Ltd. H Shares	5,490,000	2,686,082
PetroChina Co., Ltd. H Shares	2,436,000	1,975,006
Total Energy		4,661,088

Health Care: 3.5%
Health Care Equipment & Supplies: 2.1%
AK Medical Holdings, Ltd.[b,d]	2,526,000	1,927,366
Pharmaceuticals: 1.0%
CSPC Pharmaceutical Group, Ltd.	1,454,000	924,096
Health Care Providers & Services: 0.4%
Gushengtang Holdings, Ltd.	98,900	410,188
Total Health Care		3,261,650
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Matthews China Dividend FundMarch 31, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Materials: 2.4%
Construction Materials: 2.4%
China Jushi Co., Ltd. A Shares	1,273,907	$2,261,788
Total Materials		2,261,788

Real Estate: 0.9%
Real Estate Management & Development: 0.9%
Greentown China Holdings, Ltd.	612,500	868,694
Total Real Estate		868,694

Total Investments: 94.1%		88,357,942
(Cost $74,619,292)
CASH AND OTHER ASSETS, LESS LIABILITIES: 5.9%		5,561,739
Net Assets: 100.0%		$93,919,681

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2025, the aggregate value is $11,791,977, which is 12.56% of net assets.

c	Non-income producing security.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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